RISK MANAGEMENT AND HEDGING ACTIVITIES USING DERIVATIVES Part 1 (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Derivative, Net Liability Position, Aggregate Fair Value	$ 0
Assets	66,390,000	$ 53,168,000
(Liabilities)	(43,028,000)	(72,136,000)
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Assets	61,259,000	48,822,000
(Liabilities)	(38,564,000)	(67,897,000)
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Assets	5,131,000	4,346,000
(Liabilities)	(4,464,000)	(4,239,000)
Natural Gas Pipelines [Member]
Derivatives, Fair Value [Line Items]
Derivative, Fair Value, Net	0	0
Other Current Assets [Member] | Commodity Contract [Member] | Physical Derivative Instrument [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Assets	87,000	0
Other Current Assets [Member] | Commodity Contract [Member] | Financial Derivative Instrument [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Assets	6,154,000	1,155,000
Other Current Assets [Member] | Commodity Contract [Member] | Financial Derivative Instrument [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Assets	4,451,000	4,346,000
Other Current Assets [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Assets	90,000	0
Other Current Liabilities [Member] | Commodity Contract [Member] | Physical Derivative Instrument [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
(Liabilities)	(1,393,000)	(3,022,000)
Other Current Liabilities [Member] | Commodity Contract [Member] | Financial Derivative Instrument [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
(Liabilities)	(25,855,000)	(49,938,000)
Other Current Liabilities [Member] | Commodity Contract [Member] | Financial Derivative Instrument [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
(Liabilities)	(3,796,000)	(4,239,000)
Other Current Liabilities [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
(Liabilities)	(11,316,000)	(12,795,000)
Other Assets [Member] | Commodity Contract [Member] | Physical Derivative Instrument [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Assets	421,000	0
Other Assets [Member] | Commodity Contract [Member] | Financial Derivative Instrument [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Assets	6,683,000	210,000
Other Assets [Member] | Commodity Contract [Member] | Financial Derivative Instrument [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Assets	680,000	0
Other Assets [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Assets	47,824,000	47,457,000
Other Liabilities [Member] | Commodity Contract [Member] | Physical Derivative Instrument [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
(Liabilities)	0	0
Other Liabilities [Member] | Commodity Contract [Member] | Financial Derivative Instrument [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
(Liabilities)	0	(2,142,000)
Other Liabilities [Member] | Commodity Contract [Member] | Financial Derivative Instrument [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
(Liabilities)	(668,000)	0
Other Liabilities [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
(Liabilities)	$ 0	$ 0